GENERAL (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2016	Apr. 08, 2014	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2014	Dec. 31, 2016	Oct. 01, 2014
Business Acquisition [Line Items]
Subscription rights to purchase up to an aggregate Ordinary, Shares				6,170,386
Net Proceeds from right offering				$ 23,617
Expense related to right offering				$ 201
Purchase of interest (as a percent)							40.00%
Goodwill, Impairment Loss			$ 2,114
Impairment of Intangible Assets, Finite-lived			325		$ 325
Aimetis [Member]
Business Acquisition [Line Items]
Total purchase price	$ 14,469
Cash Consideration	14,387
Fair value performance contingent payments	82
Acquisition costs	270
Performance-based contingent payments	844					$ 82
Retention amount	$ 844
Fiber Company [Member]
Business Acquisition [Line Items]
Total purchase price		$ 4,286
Acquisition costs			$ 135		$ 135